Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, shares uthorized	10,000,000	10,000,000
Preferred stock, shares issued	7,374,454	9,025,265
Preferred stock, shares outstanding	7,374,454	9,025,265
Preferred stock, liquidation preference, value	$ 4,854	$ 5,968
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	2,782,963	1,851,503
Common stock, shares outstanding	2,782,963	1,851,503